Shareholder Report, Line Graph (Details) B061124_Direxion Daily Semiconductors Top 5 Bear 2X ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Sep. 30, 2025	Oct. 31, 2025
Direxion Daily Semiconductors Top 5 Bear 2X ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Direxion Daily Semiconductors Top 5 Bear 2X ETF NAV
Accumulated Value	$ 10,000	$ 6,808
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000	$ 10,234
NYSE Semiconductor Top 5 Equal Weight Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NYSE Semiconductor Top 5 Equal Weight Index
Accumulated Value	$ 10,000	$ 11,881